STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCK-BASED COMPENSATION
We have stock-based compensation plans under which we annually grant stock option, restricted stock, restricted stock unit (RSU) and performance stock unit (PSU) awards to key managers and directors. Exercise prices on options granted have been, and continue to be, set equal to the market price of the underlying shares on the date of the grant. Since September 2002, the key manager stock option awards granted vest after three years and have a 10-year life. The key manager stock option awards granted from July 1998 through August 2002 vested after three years and have a 15-year life. Key managers can elect to receive up to the entire value of their option award in RSUs. Key manager RSUs vest and are settled in shares of common stock five years from the grant date. The awards provided to the Company's directors are in the form of restricted stock and RSUs. In addition to our key manager and director grants, we make other minor stock option and RSU grants to employees for which the terms are not substantially different than key manager awards.
Senior-level executives receive PSU awards. Under this program, the number of PSUs that will vest three years after the respective grant date is based on the Company's performance relative to pre-established performance goals during that three year period.
A total of 185 million shares of common stock were authorized for issuance under stock-based compensation plan approved by shareholders in 2014. The number of shares available for award under the 2014 plan includes the shares previously authorized but not awarded under the shareholder approved plans in 2003 and 2009. A total of 156 million shares remain available for grant under the 2014 plan. The disclosures below include stock-based compensation related to discontinued operations, which is not material in any period presented.
Total stock-based compensation expense for stock option grants was $223, $246 and $249 for 2015, 2014 and 2013, respectively. Total compensation expense for restricted stock, RSUs and PSUs was $114, $114 and $97 in 2015, 2014 and 2013, respectively. The total income tax benefit recognized in the income statement for stock options, restricted stock, RSUs and PSUs was $109, $127 and $96 in 2015, 2014 and 2013, respectively.
In calculating the compensation expense for stock options granted, we utilize a binomial lattice-based valuation model. Assumptions utilized in the model, which are evaluated and revised to reflect market conditions and experience, were as follows:

Years ended June 30	2015			2014			2013
Interest rate	0.1	-	2.1%	0.1	-	2.8%	0.2	-	2.0%
Weighted average interest rate	2.0%			2.5%			1.8%
Dividend yield	3.1%			3.1%			2.9%
Expected volatility	11	-	15%	15	-	17%	14	-	15%
Weighted average volatility	15%			16%			15%
Expected life in years	8.3			8.2			8.9

Lattice-based option valuation models incorporate ranges of assumptions for inputs and those ranges are disclosed in the preceding table. Expected volatilities are based on a combination of historical volatility of our stock and implied volatilities of call options on our stock. We use historical data to estimate option exercise and employee termination patterns within the valuation model. The expected life of options granted is derived from the output of the option valuation model and represents the average period of time that options granted are expected to be outstanding. The interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant.
A summary of options, RSUs and PSUs outstanding under the plans as of June 30, 2015 and activity during the year then ended is presented below:

Options	Options (in thousands)	Weighted Avg. Exercise Price	Weighted Avg. Contract-ual Life in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	291,626	$59.74
Granted	23,066	84.97
Exercised	(53,294)	50.60
Canceled	(1,106)	70.46
OUTSTANDING, END OF YEAR	260,292	$63.74	4.9	$3,971
EXERCISABLE	188,959	$57.68	3.4	$3,895

The weighted average grant-date fair value of options granted was $9.38, $10.01 and $8.19 per share in 2015, 2014 and 2013, respectively. The total intrinsic value of options exercised was $1,814, $1,152 and $1,759 in 2015, 2014 and 2013, respectively. The total grant-date fair value of options that vested during 2015, 2014 and 2013 was $241, $319 and $352, respectively. At June 30, 2015, there was $205 of compensation cost that has not yet been recognized related to stock option grants. That cost is expected to be recognized over a remaining weighted average period of 1.9 years. Cash received from options exercised was $2,631, $1,938 and $3,294 in 2015, 2014 and 2013, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled $519, $338 and $575 in 2015, 2014 and 2013, respectively.

	RSUs		PSUs
Other stock-based awards	Units (in thousands)	Weighted-Average Grant-Date Fair Value	Units (in thousands)	Weighted-Average Grant-Date Fair Value
Non-vested at July 1, 2014	4,902	$61.74	1,883	$66.53
Granted	1,451	69.25	575	77.47
Vested	(1,212)	59.22	(1,251)	63.96
Forfeited	(133)	64.74	(19)	69.82
Non-vested at June 30, 2015	5,008	$64.78	1,188	$74.48

At June 30, 2015, there was $197 of compensation cost that has not yet been recognized related to restricted stock, RSUs and PSUs. That cost is expected to be recognized over a remaining weighted average period of 2.9 years. The total fair value of shares vested was $79, $95 and $51 in 2015, 2014 and 2013, respectively.
We have no specific policy to repurchase common shares to mitigate the dilutive impact of options, RSUs and PSUs. However, we have historically made adequate discretionary purchases, based on cash availability, market trends and other factors, to offset the impacts of such activity.